Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 169	$ 4,929	$ 1,374
Customer B [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	14,770	822	242
Customer C [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues			$ 419